Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Inventories
Inventories comprise the following:

	2022			2021			2020
(€ million)	Gross value	Allowances	Carrying amount	Gross value	Allowances	Carrying amount	Gross value	Allowances	Carrying amount
Raw materials	1,613	(139)	1,474	1,344	(66)	1,278	1,051	(76)	975
Work in process	5,663	(678)	4,985	5,579	(554)	5,025	5,398	(542)	4,856
Finished goods	2,748	(247)	2,501	2,696	(284)	2,412	2,739	(218)	2,521
Total	10,024	(1,064)	8,960	9,619	(904)	8,715	9,188	(836)	8,352